Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Outstanding Debt Obligations

The Company’s outstanding debt obligations as of September 30, 2024 and December 31, 2023, including related party components, are as follows (in thousands):

	September 30, 2024
	Unpaid Balance	Fair Value Measurements	Discount	Accrued Interest	Net Carrying Value
Convertible notes payable	$1,800	$—	$(128)	$101	$1,773
Term notes payable	2,200	—	—	673	2,873
Promissory note	600	—	—	22	622
Bridge loan payable	200	—	—	17	217
Total debt	$4,800	$—	$(128)	$813	$5,485
Less: current portion of long-term debt					(3,112)
Long-term debt, net of current portion					$2,373

	December 31, 2023
	Unpaid Balance	Fair Value Measurements	Discount	Accrued Interest	Net Carrying Value
Term notes payable	$2,500	$—	$(21)	$388	$2,867
Total debt	$2,500	$—	$(21)	$388	$2,867
Less: current portion of long-term debt					(807)
Long-term debt, net of current portion					$2,060

The Company’s outstanding debt obligations as of December 31, 2023 and December 31, 2022, including related party components, are as follows (in thousands):

	December 31, 2023
	Unpaid Balance	Fair Value Measurements	Discount	Accrued Interest	Net Carrying Value
Term notes payable	$2,500	$—	$(21)	$388	$2,867
Total debt	$2,500	$—	$(21)	$388	$2,867
Less: current portion of long-term debt					(807)
Long-term debt, net of current portion					$2,060

	December 31, 2022
	Unpaid Balance	Fair Value Measurements	Discount	Accrued Interest		Net Carrying Value
Convertible notes payable	$765	$—	$—	$39		$804
Contingently convertible notes payable, including accrued interest, at fair value	1,000	152	—	—	(a)	1,152
Term notes payable	2,500	—	(138)	107		2,469
Loans payable	1,000	—	—	—		1,000
Total debt	$5,265	$152	$(138)	$146		$5,425
Less: current portion of long-term debt						(5,425)
Long-term debt, net of current portion						$—

(a)	Accrued interest is included in fair value measurements for contingently convertible notes payable, at fair value, for the periods presented. See further disclosures under the fair value option of accounting in Note 2, Note 4, and applicable sections below.

Schedule of Maturities of Outstanding Debt

Scheduled maturities of outstanding debt, net of discounts as of September 30, 2024 are as follows (in thousands):

Year Ending December 31:
2024 (October — December)	$—
2025	2,400
2026	—
2027	600
2028 and thereafter	1,800
Plus: accrued interest	813
Less: Discount	(128)
Total debt	$5,485

Scheduled maturities of outstanding debt, net of discounts are as follows (in thousands):

Year Ending December 31:
2024	$750
2025	1,750
2026 and thereafter	—
Plus: accrued interest	388
Less: Discount	(21)
Total debt	$2,867